Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	ZIM INTEGRATED SHIPPING SERVICES LTD.
Entity Central Index Key	0001654126
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39937
Entity Address, Address Line One	9 Andrei Sakharov Street
Entity Address, Address Line Two	P.O. Box 15067
Entity Address, Country	IL
Entity Address, Postal Zip Code	Haifa 3190500
Entity Address, City or Town	Matam
Entity Incorporation, State or Country Code	IL
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ZIM
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	120,465,908
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Somekh Chaikin
Auditor Location	Haifa, Israel
Auditor Firm ID	1057
Auditor Opinion [Text Block]
Opinions on the Consolidated Financial Statements and Internal Control Over Financial Reporting

We have audited the accompanying consolidated statements of financial position of ZIM Integrated Shipping Services Ltd. and subsidiaries (“the Company”) as of December 31, 2025 and 2024, the related consolidated statements of income, comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, “the consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025 based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9 Andrei Sakharov Street
Entity Address, Address Line Two	P.O. Box 15067
Entity Address, Country	IL
Entity Address, Postal Zip Code	Haifa 3190500
Entity Address, City or Town	Matam
Contact Personnel Email Address	nativ.noam@zim.com
Local Phone Number	8652170
City Area Code	972-4
Contact Personnel Name	Noam Nativ